N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
State of Iowa Retirement Investors Club 403(b) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(17.30%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	7.57%
State of Iowa Retirement Investors Club 403(b) | ArtisanMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.75%
State of Iowa Retirement Investors Club 403(b) | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(31.22%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	9.93%
State of Iowa Retirement Investors Club 403(b) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
State of Iowa Retirement Investors Club 403(b) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%